CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Allowance for doubtful accounts | ¥	¥ 9,159,321		¥ 7,611,244		¥ 5,969,648	¥ 5,041,727
Common shares, par value | $ / shares		$ 0.001		$ 0.001
Common shares, shares authorized	500,000,000		500,000,000
Common shares, shares issued	138,860,287		137,133,413
Common shares, shares outstanding	138,860,287		137,133,413
Class A Common Shares
Common shares, shares authorized	407,328,619		407,328,619
Common shares, shares issued	67,547,921		64,123,625
Common shares, shares outstanding	67,547,921		64,123,625
Class B Common Shares
Common shares, shares authorized	92,671,381		92,671,381
Common shares, shares issued	71,312,366		73,009,788
Common shares, shares outstanding	71,312,366		73,009,788